Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property, Plant, and Equipment
Property, plant and equipment consists of the following (in millions):

	December 31,
	2019	2018
Equipment, furniture and fixtures, and software	$212.8	$146.7
Building and leasehold improvements	40.1	38.5
Land	36.8	32.8
Construction in progress	4.8	10.6
Plant and transportation equipment	5.2	5.5
	299.7	234.1
Less: Accumulated depreciation	76.0	50.4
Total	$223.7	$183.7